Goodwill and Other Intangible Assets - Schedule of other intangible assets by asset class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,673	$ 3,658
Accumulated Amortization and Impairment	2,890	2,509
Net Carrying Amount	783	1,149
Amortization and impairment of intangible assets	392	593	$ 704
Customer related and contract based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,264	2,240
Accumulated Amortization and Impairment	1,600	1,444
Net Carrying Amount	664	796
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,029	1,027
Accumulated Amortization and Impairment	956	740
Net Carrying Amount	73	287
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	380	391
Accumulated Amortization and Impairment	334	325
Net Carrying Amount	$ 46	$ 66